Long/Short Commodities Strategy Fund (Prospectus Summary): | Long/Short Commodities Strategy Fund
Long/Short Commodities Strategy Fund

RYDEX SERIES FUNDS

Long/Short Commodities Strategy Fund

Supplement dated June 6, 2012

to each of the currently effective Statutory Prospectuses for the Fund listed above dated May 1, 2012, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Fund’s currently effective Statutory Prospectuses and should be read in conjunction with those Statutory Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

In the Fund’s summary section, under the heading “Principal Investment Strategies,” the first sentence is deleted in its entirety and replaced with the following:
The Fund seeks to achieve positive total returns, consisting of capital growth and income, with less volatility than the broad commodity markets.